Note 14 - Share Capital	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
Share Capital [Text Block]
Note
14
– Share Capital

On
June 6, 2018,
we filed a final short-form base shelf prospectus (the “Base Shelf Prospectus”), allowing us to offer and issue the following securities: (i) common shares; (ii) preferred shares; (iii) senior or subordinated unsecured debt securities; (iv) subscription receipts; (v) warrants; and (vi) securities comprised of more than one
of the aforementioned common shares, preferred shares, debt securities, subscription receipts and/ or warrants offered together as a unit. These securities may
be offered separately or together, in separate series, in amounts, at prices and on terms to be set forth in one
or more shelf prospectus supplements. The aggregate initial offering price of securities that may
be sold by us (or certain of our current or future shareholders) pursuant to the Base Shelf Prospectus during the
25
-month period that the Base Shelf Prospectus, including any amendments thereto, remains valid is limited to an aggregate of
$750
million.

The following table sets forth the common shares outstanding (number of shares in thousands):

(thousands of shares)	January 31, 2019	January 31, 2018	January 31, 2017
Balance, beginning of year	76,773	75,875	75,761
Shares issued:
Stock options and share units exercised	46	141	114
Acquisitions (Note 3)	46	757	-
Balance, end of year	76,865	76,773	75,875

Cash flows provided from stock options and share units exercised during
2019,
2018
and
2017
were approximately
$0.5
million,
$1.0
million and
$0.6
million, respectively.